Segments - Revenue by Product or Service (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue by Classes of Similar Products or Services
Revenue	$ 61,860	$ 60,530	$ 57,350
Software | Software
Revenue by Classes of Similar Products or Services
Revenue	22,483	21,374	19,845
Software | Services
Revenue by Classes of Similar Products or Services
Revenue	3,764	3,575	3,485
Software | Systems
Revenue by Classes of Similar Products or Services
Revenue	62	88	96
Consulting | Software
Revenue by Classes of Similar Products or Services
Revenue	212	170	173
Consulting | Services
Revenue by Classes of Similar Products or Services
Revenue	19,691	18,857	17,563
Consulting | Systems
Revenue by Classes of Similar Products or Services
Revenue	82	80	108
Infrastructure | Software
Revenue by Classes of Similar Products or Services
Revenue	1,658	1,585	1,426
Infrastructure | Services
Revenue by Classes of Similar Products or Services
Revenue	2,463	2,653	2,616
Infrastructure | Maintenance
Revenue by Classes of Similar Products or Services
Revenue	4,138	4,590	4,743
Infrastructure | Servers
Revenue by Classes of Similar Products or Services
Revenue	4,253	4,471	3,483
Infrastructure | Storage
Revenue by Classes of Similar Products or Services
Revenue	2,081	1,989	1,919
Financing | Financing
Revenue by Classes of Similar Products or Services
Revenue	680	582	628
Financing | Used equipment sales
Revenue by Classes of Similar Products or Services
Revenue	$ 60	$ 64	$ 145